Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights - Loans, Notes and Certificates Measured at Fair Value on Recurring Basis (Details) - LendingClub Corp [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	$ 4,311,984	$ 4,556,081	$ 4,026,755
Fair value	9,048		9,409
Notes and certificates	4,320,895	4,571,583	$ 4,034,357
Loans At Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal balance outstanding	4,565,653	4,681,671
Net fair value adjustments	(253,669)	(125,590)
Loans	4,311,984	4,556,081
Loans Held For Sale [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal balance outstanding	9,345
Net fair value adjustments	(297)
Fair value	9,048
Notes And Certificates [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal balance outstanding	4,572,912	4,697,169
Net fair value adjustments	(252,017)	(125,586)
Notes and certificates	$ 4,320,895	$ 4,571,583